Summary of Significant Accounting Policies - Right-of-use Assets Depreciated on Straight-line Basis over Lease Terms and Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2020
Leasehold Land
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Lease terms and estimated useful lives of right-of-use assets	50 years
Bottom of Range | Buildings
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Lease terms and estimated useful lives of right-of-use assets	2 years
Top of Range | Buildings
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Lease terms and estimated useful lives of right-of-use assets	10 years